NEBRASKA MUNICIPAL FUND
Schedule of Investments April 30, 2025 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (92.8%)

Education (11.3%)
Nebraska State Colleges 5.000% 07/01/2048 Callable @ 100.000 07/01/2033	1,000,000	$1,022,360
Southeast Community College Area 5.000% 12/15/2043 Callable @ 100.000 12/15/2031	1,165,000	1,183,057
Southeast Community College Area 5.000% 12/15/2048 Callable @ 100.000 12/15/2031	1,000,000	1,013,160
		3,218,577
General Obligation (54.5%)
City of Aurora NE 5.000% 12/15/2028 Callable @ 100.000 06/15/2026	800,000	806,656
*City of Bellevue NE 4.000% 09/15/2049 Callable @ 100.000 09/15/2029	1,000,000	858,550
County of Butler NE 5.000% 12/01/2043 Callable @ 100.000 12/01/2028	600,000	606,030
Broken Bow Public Schools 4.000% 12/15/2044 Callable @ 100.000 03/18/2029	500,000	449,055
City of David City NE 4.350% 06/15/2026	500,000	498,975
Fremont School District 5.000% 12/15/2043 Callable @ 100.000 12/15/2033	675,000	702,115
Fremont School District 5.250% 12/15/2044 Callable @ 100.000 12/15/2033	210,000	223,343
Fremont School District 5.250% 12/15/2045 Callable @ 100.000 12/15/2033	300,000	318,096
Fremont School District 5.250% 12/15/2046 Callable @ 100.000 12/15/2033	395,000	417,918
Fremont School District 5.000% 12/15/2048 Callable @ 100.000 12/15/2033	740,000	762,170
Elkhorn School District 4.000% 12/15/2045 Callable @ 100.000 12/15/2034	1,500,000	1,363,845
Westside Community Schools 4.375% 12/01/2043 Callable @ 100.000 12/01/2031	350,000	347,522
County of Hall NE 4.000% 12/15/2044 Callable @ 100.000 06/15/2029	800,000	717,544
City of Hartington NE 4.500% 12/15/2040 Callable @ 100.000 06/15/2029	200,000	184,358
City of Henderson NE 4.600% 12/15/2034 Callable @ 100.000 12/15/2026	210,000	204,063
City of Henderson NE 4.850% 12/15/2036 Callable @ 100.000 12/15/2026	460,000	445,427
City of Henderson NE 5.100% 12/15/2038 Callable @ 100.000 12/15/2026	500,000	481,605
Nance County School District No 30 4.000% 12/15/2044 Callable @ 100.000 06/15/2029	500,000	448,465
Nance County School District No 30 4.125% 12/15/2049 Callable @ 100.000 06/15/2029	500,000	444,985
City of Nebraska City NE 4.150% 07/15/2033 Callable @ 100.000 07/15/2028	100,000	97,500
City of Nebraska City NE 5.000% 07/15/2038 Callable @ 100.000 07/15/2028	540,000	544,595
City of Nebraska City NE 4.000% 01/15/2036 Callable @ 100.000 02/22/2029	265,000	247,738
City of Nebraska City NE 4.350% 01/15/2039 Callable @ 100.000 02/22/2029	205,000	193,948
Otoe County School District No 501/NE 4.500% 12/15/2043 Callable @ 100.000 11/01/2028	1,000,000	1,006,140
Otoe County School District No 501/NE 4.750% 12/15/2047 Callable @ 100.000 11/01/2028	1,000,000	1,004,620
Otoe County School District No 501/NE 4.125% 12/15/2047 Callable @ 100.000 06/26/2029	500,000	456,365
City of Wahoo NE 4.750% 12/15/2033 Callable @ 100.000 08/15/2026	320,000	321,018
City of Wayne NE 4.250% 12/15/2026 Callable @ 100.000 12/15/2025	750,000	747,833
York County School District No 96 4.000% 12/15/2044 Callable @ 100.000 08/07/2029	625,000	580,863
		15,481,342
Housing (11.0%)
Nebraska Investment Finance Authority 4.500% 09/01/2044 Callable @ 100.000 09/01/2033	1,000,000	981,340
Nebraska Investment Finance Authority 4.700% 09/01/2049 Callable @ 100.000 09/01/2033	2,000,000	1,917,760
Nebraska Investment Finance Authority 4.550% 09/01/2044 Callable @ 100.000 09/01/2033	250,000	245,978
		3,145,078
Other Revenue (3.2%)
*City of Omaha NE Riverfront Redevelopment Special Tax Revenue 4.000% 04/15/2049 Callable @ 100.000 04/15/2034	1,000,000	901,540

Utilities (12.8%)
Custer Public Power District 4.125% 06/01/2039 Callable @ 100.000 06/01/2029	1,000,000	955,090
City of David City NE Electric Utility Revenue 4.400% 12/15/2029 Callable @ 100.000 09/15/2026	135,000	135,340
City of David City NE Electric Utility Revenue 4.550% 12/15/2034 Callable @ 100.000 09/15/2026	530,000	532,539
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,000,000	2,008,620
		3,631,589

TOTAL MUNICIPAL BONDS (COST: $27,105,629)		$26,378,126

OTHER ASSETS LESS LIABILITIES (7.2%)		$2,038,043

NET ASSETS (100.0%)		$28,416,169

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Nebraska Municipal Fund
Investments at cost	$27,105,629
Unrealized appreciation	$157,467
Unrealized depreciation	(884,970)
Net unrealized appreciation/(depreciation)*	$(727,503)

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:

Nebraska Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$26,378,126.00	$-	$26,378,126.00
Total	$-	$26,378,126.00	$-	$26,378,126.00